Financial instruments and risk management (Details 10) $ in Thousands	12 Months Ended
	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
February 25, 2022
Financial instruments and risk management
Contracted rate		5.622
Notional amount of financial derivatives		R$ (3,148,000)		$ (560)
Market rate		5.3459
Fair value		R$ (17,000)
NDF | February 25, 2022
Financial instruments and risk management
Fair value		(17,000)
Zero-cost collar
Financial instruments and risk management
Fair value		(25,000)
Zero-cost collar | Call option
Financial instruments and risk management
Fair value		494,000
Zero-cost collar | Call option | 01/21/2021 - 01/17/2022
Financial instruments and risk management
Notional amount of financial derivatives		R$ (4,900,000)		875
Market rate		5.5563
Fair value		R$ 298,000
Zero-cost collar | Call option | 02/25/2021 - 02/25/2022
Financial instruments and risk management
Notional amount of financial derivatives		R$ (2,909,000)		490
Market rate		5.469
Fair value		R$ 196,000
Zero-cost collar | Put option
Financial instruments and risk management
Fair value		(519,000)
Zero-cost collar | Put option | 01/21/2021 - 01/17/2022
Financial instruments and risk management
Notional amount of financial derivatives		R$ 4,900,000		875
Market rate		5.8257
Fair value		R$ (349,000)
Zero-cost collar | Put option | 02/25/2021 - 02/25/2022
Financial instruments and risk management
Notional amount of financial derivatives		R$ 2,909,000		490
Market rate		5.649
Fair value		R$ (170,000)
Interest rate swap
Financial instruments and risk management
Floating rate receivable	CDI
Fair value	R$ 7,085,000	403,000
Interest rate swap | 07/16/2026
Financial instruments and risk management
Nominal value	R$ 152,100,000	R$ 152,100,000	$ 30,000	$ 30,000
Floating rate receivable	3-months LIBOR	3-month LIBOR
Fixed rate payable	3.07%	3.07%	3.07%	3.07%
Fair value	R$ 11,194,000	R$ 403,000
Interest rate swap | 07/07/2026
Financial instruments and risk management
Nominal value	R$ 100,000,000		$ 0
Fixed rate payable	4.90%		4.90%
Fair value	R$ (4,109,000)